Share-Based Compensation (Tables) - 2011 Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2017
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)
The following table summarizes the activity of stock options during fiscal years 2017, 2016 and 2015:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Exercisable at December 31, 2017	540,331	15.03	4.58

(i)	As of December 31, 2017, 2016 and 2015, Additional paid-in capital included $750, $206 and $2,077 respectively, related to expired stock options.

(ii)	Corresponds to stock options converted to a liability award.

Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding stock options at December 31, 2017:

2011 Equity Incentive Plan (continued)

Stock Options (continued)

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	540,331	94,158	634,489
Weighted-average grant-date fair market value per unit	4.58	2.53	4.28
Total grant-date fair value	2,476	238	2,714
Weighted-average accumulated percentage of service	100	86.6	98.8
Stock-based compensation recognized in Additional paid-in capital	2,476	206	2,682
Compensation expense not yet recognized (iii)	—	32	32

(i)Related to exercisable awards.
(ii)Related to awards that will vest between fiscal years 2017 and 2019.
(iii)Expected to be recognized in a weighted-average period of 0.3 years.

Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Restricted Share Units Activity
The following table summarizes the activity of restricted share units during fiscal years 2017, 2016 and 2015:

2011 Equity Incentive Plan (continued)

Restricted Share Units (continued)

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting of 2011 grant	(27,075)	21.20
Partial vesting of 2012 grant	(24,653)	14.35
Partial vesting of 2013 grant	(26,054)	14.31
Partial vesting of 2014 grant	(94,546)	8.58
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting of 2012 grant	(23,003)	14.35
Partial vesting of 2013 grant	(24,073)	14.31
Partial vesting of 2014 grant	(44,312)	8.58
Partial vesting of 2015 grant	(269,896)	6.33
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
Exercisable at December 31, 2017	—	—

Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding restricted share units at December 31, 2017:

Number of units outstanding (i)	1,736,845
Weighted-average grant-date fair market value per unit	6.65
Total grant-date fair value	11,542
Weighted-average accumulated percentage of service	49.80
Stock-based compensation recognized in Additional paid-in capital	5,744
Compensation expense not yet recognized (ii)	5,798

(i)	Related to awards that will vest between fiscal years 2018 and 2022.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.